FINANCIAL INSTRUMENTS (Details 24) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 58,940
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 7,107
Proportion of guarantee	12.10%
Standby [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 9,142
Proportion of guarantee	15.50%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 31,036
Proportion of guarantee	52.70%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 3,605
Proportion of guarantee	6.10%
Mortgages [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 4,551
Proportion of guarantee	7.70%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,099
Proportion of guarantee	3.60%
Promissory notes two [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,400
Proportion of guarantee	2.30%